U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD

PURSUANT TO RULE 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1.	Name and address of issuer:

iShares Trust
400 Howard Street
San Francisco, CA 94105

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

iShares Adaptive Currency Hedged MSCI EAFE ETF
iShares China Large-Cap ETF
iShares Core Aggressive Allocation ETF
iShares Core Conservative Allocation ETF
iShares Core Growth Allocation ETF
iShares Core Moderate Allocation ETF
iShares Core MSCI EAFE ETF
iShares Core MSCI Europe ETF
iShares Core MSCI International Developed Markets ETF
iShares Core MSCI Pacific ETF
iShares Core MSCI Total International Stock ETF
iShares Currency Hedged MSCI ACWI ETF
iShares Currency Hedged MSCI ACWI ex U.S. ETF
iShares Currency Hedged MSCI EAFE ETF
iShares Currency Hedged MSCI EAFE Small-Cap ETF
iShares Currency Hedged MSCI Europe Small-Cap ETF
iShares Cybersecurity and Tech ETF
iShares Edge MSCI Intl Momentum Factor ETF
iShares Edge MSCI Intl Quality Factor ETF
iShares Edge MSCI Intl Size Factor ETF
iShares Edge MSCI Intl Value Factor ETF
iShares Edge MSCI Min Vol Asia ex Japan ETF
iShares Edge MSCI Min Vol EAFE Currency Hedged ETF
iShares Edge MSCI Min Vol EAFE ETF
iShares Edge MSCI Min Vol Europe Currency Hedged ETF
iShares Edge MSCI Min Vol Europe ETF
iShares Edge MSCI Min Vol Japan ETF
iShares Edge MSCI Min Vol USA ETF
iShares Edge MSCI Min Vol USA Small-Cap ETF
iShares Edge MSCI Multifactor Global ETF
iShares Edge MSCI Multifactor Intl ETF
iShares Edge MSCI Multifactor Intl Small-Cap ETF

iShares Edge MSCI Multifactor USA ETF

iShares Edge MSCI Multifactor USA Mid-Cap ETF

iShares Edge MSCI Multifactor USA Small-Cap ETF

iShares Edge MSCI USA Momentum Factor ETF

iShares Edge MSCI USA Quality Factor ETF

iShares Edge MSCI USA Size Factor ETF

iShares Edge MSCI USA Value Factor ETF

iShares Exponential Technologies ETF

iShares Genomics Immunology and Healthcare ETF

iShares Morningstar Multi-Asset Income ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI ACWI Low Carbon Target ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI China A ETF

iShares MSCI EAFE ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Europe Financials ETF

iShares MSCI Europe Small-Cap ETF

iShares MSCI Kokusai ETF

iShares Robotics and Artificial Intelligence Multisector ETF

iShares Self-Driving EV and Tech ETF

3.	Investment Company Act File Number: 811-09729

	Securities Act File Number: 333-92935

4(a).	Last day of fiscal year for which this Form is filed: 7/31/2019

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).

[    ] Check box if this is the last time the issuer will be filing this Form. Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$72,605,193,213

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$40,419,360,277

	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending

	no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

	(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:	- $40,419,360,277

	(v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$32,185,832,936

	(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

	(vii) Multiplier for determining registration fee (See Instruction C.9):	X 0.0001212

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $3,900,922.96

6.	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:	0

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:	0

7.	Interest due—if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+ $ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	$3,900,922.96

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:	9/24/19

	Method of Delivery:

	[X] Wire Transfer

	[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Brendan J. O’Neill
Assistant Treasurer

Date: 9/26/2019

*	Please print the name and title of the signing officer below the signature.